Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2019
Securitizations
Securitizations
in	6M19	6M18
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(1)	7
Proceeds from transfer of assets	3,632	3,568
Cash received on interests that continue to be held	19	23
RMBS
Net gain/(loss) [1]	(4)	(4)
Proceeds from transfer of assets	8,045	16,765
Purchases of previously transferred financial assets or its underlying collateral	(1)	(1)
Servicing fees	1	1
Cash received on interests that continue to be held	116	406
Other asset-backed financings
Net gain [1]	48	58
Proceeds from transfer of assets	4,801	3,950
Purchases of previously transferred financial assets or its underlying collateral	(389)	(232)
Fees [2]	74	67
Cash received on interests that continue to be held	3	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2Q19	4Q18
CHF million
CMBS
Principal amount outstanding	21,607	25,330
Total assets of SPE	31,491	35,760
RMBS
Principal amount outstanding	48,923	40,253
Total assets of SPE	49,857	41,242
Other asset-backed financings
Principal amount outstanding	22,782	23,036
Total assets of SPE	47,272	47,542
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M19							6M18
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			281				885			463				2,626
of which level 2			264				826			463				2,542
of which level 3			17				59			0				84
Weighted-average life, in years			4.1				4.7			5.7				7.6
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	2.0	–	37.3			–	[2]	5.5	–	13.5
Cash flow discount rate (rate per annum), in % [3]	2.5	–	8.3		2.3	–	11.6	3.6	–	9.8		3.0	–	13.2
Expected credit losses (rate per annum), in % [4]	1.3	–	5.8		1.7	–	3.4	1.8	–	1.8		2.8	–	5.5
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate is based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2Q19											4Q18
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			583				1,439			1,154				805				2,006			226
of which non-investment grade			176				209			20				112				307			26
Weighted-average life, in years			3.7				5.0			1.7				5.7				7.9			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		3.0	–	37.3			–				–		2.0	–	20.0			–
Impact on fair value from 10% adverse change			–				(25.5)			–				–				(22.3)			–
Impact on fair value from 20% adverse change			–				(49.1)			–				–				(43.2)			–
Cash flow discount rate (rate per annum), in % [4]	2.4	–	23.6		2.0	–	30.5	0.8	–	21.2		3.4	–	14.3		3.0	–	21.3	1.0	–	21.2
Impact on fair value from 10% adverse change			(8.1)				(23.8)			(4.2)				(20.7)				(52.1)			(2.9)
Impact on fair value from 20% adverse change			(15.8)				(46.5)			(9.4)				(37.6)				(101.3)			(5.7)
Expected credit losses (rate per annum), in % [5]	0.5	–	5.8		1.0	–	28.7	0.9	–	21.2		0.8	–	4.7		0.6	–	18.8	1.0	–	21.2
Impact on fair value from 10% adverse change			(4.9)				(14.1)			(2.8)				(10.2)				(23.8)			(2.4)
Impact on fair value from 20% adverse change			(9.7)				(27.6)			(6.2)				(17.3)				(46.7)			(4.8)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate is based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2Q19	4Q18
CHF million
Other asset-backed financings
Trading assets	276	255
Liability to SPE, included in other liabilities	(276)	(255)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2Q19	4Q18
CHF billion
Government debt securities	16.1	31.1
Corporate debt securities	10.2	9.6
Asset-backed securities	1.9	1.8
Other	0.2	0.2
Securities sold under repurchase agreements	28.4	42.7
Government debt securities	0.5	1.4
Corporate debt securities	0.2	0.2
Equity securities	4.1	3.2
Other	0.1	0.2
Securities lending transactions	4.9	5.0
Government debt securities	2.8	3.6
Corporate debt securities	1.2	1.0
Asset-backed securities	0.1	0.1
Equity securities	41.3	37.0
Obligation to return securities received as collateral, at fair value	45.4	41.7
Total	78.7	89.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2Q19 (CHF billion)
Securities sold under repurchase agreements	7.2		14.1		4.5	2.6	28.4
Securities lending transactions	4.8		0.1		0.0	0.0	4.9
Obligation to return securities received as collateral, at fair value	45.4		0.0		0.0	0.0	45.4
Total	57.4		14.2		4.5	2.6	78.7
4Q18 (CHF billion)
Securities sold under repurchase agreements	7.4		26.3		6.7	2.3	42.7
Securities lending transactions	4.1		0.9		0.0	0.0	5.0
Obligation to return securities received as collateral, at fair value	41.4		0.1		0.2	0.0	41.7
Total	52.9		27.3		6.9	2.3	89.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2Q19 (CHF million)
Cash and due from banks	10	0	184	30	41	9	274
Trading assets	76	0	1,682	315	922	15	3,010
Other investments	0	0	0	309	1,085	277	1,671
Net loans	0	0	53	1	26	243	323
Other assets	0	21	859	10	82	979	1,951
of which loans held-for-sale	0	0	235	0	0	0	235
of which premises and equipment	0	0	0	0	37	0	37
Total assets of consolidated VIEs	86	21	2,778	665	2,156	1,523	7,229
Trading liabilities	0	0	0	0	6	0	6
Short-term borrowings	0	4,828	0	0	0	0	4,828
Long-term debt	12	0	1,844	171	10	34	2,071
Other liabilities	0	54	2	2	94	162	314
Total liabilities of consolidated VIEs	12	4,882	1,846	173	110	196	7,219
4Q18 (CHF million)
Cash and due from banks	15	1	68	17	52	20	173
Trading assets	72	0	1,602	418	944	12	3,048
Other investments	0	0	0	153	1,073	279	1,505
Net loans	0	0	119	0	23	245	387
Other assets	57	16	863	4	72	1,037	2,049
of which loans held-for-sale	57	0	107	0	3	0	167
of which premises and equipment	0	0	0	0	39	0	39
Total assets of consolidated VIEs	144	17	2,652	592	2,164	1,593	7,162
Trading liabilities	0	0	0	0	3	0	3
Short-term borrowings	0	5,465	0	0	0	0	5,465
Long-term debt	48	0	1,487	174	26	29	1,764
Other liabilities	0	43	1	8	98	127	277
Total liabilities of consolidated VIEs	48	5,508	1,488	182	127	156	7,509

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2Q19 (CHF million)
Trading assets	206	4,970	835	148	2,150	8,309
Net loans	655	1,373	2,205	7,637	326	12,196
Other assets	0	74	455	1	454	984
Total variable interest assets	861	6,417	3,495	7,786	2,930	21,489
Maximum exposure to loss	861	7,801	3,495	11,169	3,541	26,867
Total assets of non-consolidated VIEs	6,318	103,256	102,841	23,202	28,526	264,143
4Q18 (CHF million)
Trading assets	209	4,527	927	183	3,703	9,549
Net loans	154	1,475	1,591	5,246	430	8,896
Other assets	3	19	120	0	444	586
Total variable interest assets	366	6,021	2,638	5,429	4,577	19,031
Maximum exposure to loss	366	7,637	2,653	8,680	5,150	24,486
Total assets of non-consolidated VIEs	7,033	96,483	68,258	20,804	31,336	223,914

Bank
Securitizations
Securitizations
in	6M19	6M18
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(1)	7
Proceeds from transfer of assets	3,632	3,568
Cash received on interests that continue to be held	19	23
RMBS
Net gain/(loss) [1]	(4)	(4)
Proceeds from transfer of assets	8,045	16,765
Purchases of previously transferred financial assets or its underlying collateral	(1)	(1)
Servicing fees	1	1
Cash received on interests that continue to be held	116	406
Other asset-backed financings
Net gain [1]	48	58
Proceeds from transfer of assets	4,801	3,950
Purchases of previously transferred financial assets or its underlying collateral	(389)	(232)
Fees [2]	74	67
Cash received on interests that continue to be held	3	1
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M19	2018
CHF million
CMBS
Principal amount outstanding	21,607	25,330
Total assets of SPE	31,491	35,760
RMBS
Principal amount outstanding	48,923	40,253
Total assets of SPE	49,857	41,242
Other asset-backed financings
Principal amount outstanding	22,782	23,036
Total assets of SPE	47,272	47,542
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	6M19							6M18
at time of transfer, in			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			281				885			463				2,626
of which level 2			264				826			463				2,542
of which level 3			17				59			0				84
Weighted-average life, in years			4.1				4.7			5.7				7.6
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	2.0	–	37.3			–	[2]	5.5	–	13.5
Cash flow discount rate (rate per annum), in % [3]	2.5	–	8.3		2.3	–	11.6	3.6	–	9.8		3.0	–	13.2
Expected credit losses (rate per annum), in % [4]	1.3	–	5.8		1.7	–	3.4	1.8	–	1.8		2.8	–	5.5
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	6M19											2018
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			583				1,439			1,154				805				2,006			226
of which non-investment grade			176				209			20				112				307			26
Weighted-average life, in years			3.7				5.0			1.7				5.7				7.9			5.6
Prepayment speed assumption (rate per annum), in % [3]			–		3.0	–	37.3			–				–		2.0	–	20.0			–
Impact on fair value from 10% adverse change			–				(25.5)			–				–				(22.3)			–
Impact on fair value from 20% adverse change			–				(49.1)			–				–				(43.2)			–
Cash flow discount rate (rate per annum), in % [4]	2.4	–	23.6		2.0	–	30.5	0.8	–	21.2		3.4	–	14.3		3.0	–	21.3	1.0	–	21.2
Impact on fair value from 10% adverse change			(8.1)				(23.8)			(4.2)				(20.7)				(52.1)			(2.9)
Impact on fair value from 20% adverse change			(15.8)				(46.5)			(9.4)				(37.6)				(101.3)			(5.7)
Expected credit losses (rate per annum), in % [5]	0.5	–	5.8		1.0	–	28.7	0.9	–	21.2		0.8	–	4.7		0.6	–	18.8	1.0	–	21.2
Impact on fair value from 10% adverse change			(4.9)				(14.1)			(2.8)				(10.2)				(23.8)			(2.4)
Impact on fair value from 20% adverse change			(9.7)				(27.6)			(6.2)				(17.3)				(46.7)			(4.8)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M19	2018
CHF million
Other asset-backed financings
Trading assets	276	255
Liability to SPE, included in other liabilities	(276)	(255)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M19	2018
CHF billion
Government debt securities	16.2	31.1
Corporate debt securities	10.2	9.6
Asset-backed securities	1.9	1.8
Other	0.2	0.2
Securities sold under repurchase agreements	28.5	42.7
Government debt securities	0.5	1.4
Corporate debt securities	0.2	0.2
Equity securities	4.1	3.2
Other	0.1	0.2
Securities lending transactions	4.9	5.0
Government debt securities	2.8	3.6
Corporate debt securities	1.2	1.0
Asset-backed securities	0.1	0.1
Equity securities	41.3	37.0
Obligation to return securities received as collateral, at fair value	45.4	41.7
Total	78.8	89.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
6M19 (CHF billion)
Securities sold under repurchase agreements	7.2		14.2		4.5	2.6	28.5
Securities lending transactions	4.8		0.1		0.0	0.0	4.9
Obligation to return securities received as collateral, at fair value	45.4		0.0		0.0	0.0	45.4
Total	57.4		14.3		4.5	2.6	78.8
2018 (CHF billion)
Securities sold under repurchase agreements	7.4		26.3		6.7	2.3	42.7
Securities lending transactions	4.1		0.9		0.0	0.0	5.0
Obligation to return securities received as collateral, at fair value	41.4		0.1		0.2	0.0	41.7
Total	52.9		27.3		6.9	2.3	89.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations		Funds	Loans	Other	Total
6M19 (CHF million)
Cash and due from banks	10	0	184		30	41	9	274
Trading assets	76	0	1,682		315	922	15	3,010
Other investments	0	0	0		309	1,085	277	1,671
Net loans	0	0	53		1	26	243	323
Other assets	0	21	859		10	61	979	1,930
of which loans held-for-sale	0	0	235		0	0	0	235
of which premises and equipment	0	0	0		0	17	0	17
Total assets of consolidated VIEs	86	21	2,778		665	2,135	1,523	7,208
Trading liabilities	0	0	0		0	6	0	6
Short-term borrowings	0	4,828	0		0	0	0	4,828
Long-term debt	12	0	1,844		171	10	34	2,071
Other liabilities	0	54	2		2	94	161	313
Total liabilities of consolidated VIEs	12	4,882	1,846		173	110	195	7,218
2018 (CHF million)
Cash and due from banks	15	1	68		17	52	20	173
Trading assets	72	0	1,602	[1]	418	944	12	3,048
Other investments	0	0	0		153	1,073	279	1,505
Net loans	0	0	119		0	23	245	387
Other assets	57	16	863		4	50	1,037	2,027
of which loans held-for-sale	57	0	107		0	3	0	167
of which premises and equipment [2]	0	0	0		0	18	0	18
Total assets of consolidated VIEs	144	17	2,652		592	2,142	1,593	7,140
Trading liabilities	0	0	0		0	3	0	3
Short-term borrowings	0	5,465	0		0	0	0	5,465
Long-term debt	48	0	1,487		174	26	29	1,764
Other liabilities	0	43	1		8	98	127	277
Total liabilities of consolidated VIEs	48	5,508	1,488		182	127	156	7,509
1
Includes residential and commercial mortgage-backed securities previously reported in investment securities which have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

2 Premises and equipment were previously presented separately in the consolidated balance sheet.

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
6M19 (CHF million)
Trading assets	206	4,970	835	148	2,150	8,309
Net loans	655	1,373	2,205	7,637	326	12,196
Other assets	0	74	447	1	454	976
Total variable interest assets	861	6,417	3,487	7,786	2,930	21,481
Maximum exposure to loss	861	7,801	3,488	11,169	3,541	26,860
Total assets of non-consolidated VIEs	6,318	103,256	100,934	23,202	6,195	239,905
2018 (CHF million)
Trading assets	209	4,527	927	183	3,703	9,549
Net loans	154	1,475	1,591	5,246	430	8,896
Other assets	3	19	112	0	444	578
Total variable interest assets	366	6,021	2,630	5,429	4,577	19,023
Maximum exposure to loss	366	7,637	2,645	8,680	5,150	24,478
Total assets of non-consolidated VIEs	7,033	96,483	65,848	20,804	8,784	198,952